Note 26 - Derivative financial instruments - Hedge Reserve Evolution (Details) - Cash flow hedges [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ (620)	$ 8,133
Movements	(2,113)	(8,753)
Hedge accounting reserve	(2,733)	(620)
Foreign Exchange & Commodities [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(620)	8,133
Movements	(2,113)	(8,753)
Hedge accounting reserve	$ (2,733)	$ (620)